Adasina Social Justice All Cap Global ETF

Schedule of Investments

November 30, 2024 (Unaudited)

COMMON STOCKS - 99.6%	Shares	Value
Advertising - 0.5%
The Interpublic Group of Companies, Inc. (a)	37,450	$1,153,834

Aerospace & Defense - 0.1%
Barnes Group, Inc.	2,477	116,023

Agriculture - 0.0%(b)
GrainCorp Ltd. - Class A	13,064	66,467

Apparel - 0.4%
Asics Corp.	19,452	388,950
On Holding AG - Class A (c)	6,037	352,138
Puma SE	1,240	58,019
		799,107

Auto Manufacturers - 0.6%
Geely Automobile Holdings Ltd.	321,539	572,705
Great Wall Motor Co. Ltd. - Class H	241,696	388,252
Rivian Automotive, Inc. - Class A (c)	19,420	237,506
		1,198,463

Auto Parts & Equipment - 0.4%
Aurora Innovation, Inc. (c)	29,568	191,305
BorgWarner, Inc.	2,852	97,881
Sumitomo Electric Industries Ltd.	25,170	483,674
		772,860

Banks - 3.9%
1st Source Corp.	989	64,176
Banca Mediolanum SpA	3,755	43,349
Banco BPM SpA	38,642	294,022
Banco de Credito e Inversiones SA	1,551	43,919
Banco de Sabadell SA	176,085	332,069
Bancolombia SA - ADR	2,264	74,033
Bank Central Asia Tbk PT	1,161,285	732,903
Bank of Chengdu Co. Ltd. - Class A	31,700	69,772
Bank of Suzhou Co. Ltd. - Class A	45,800	50,150
Banque Cantonale Vaudoise	443	43,973
BDO Unibank, Inc.	250,066	658,910
City Holding Co.	652	85,621
Credicorp Ltd.	2,032	376,875
Cullen/Frost Bankers, Inc. (a)	453	63,701
East West Bancorp, Inc. (a)	4,968	544,890
Erste Group Bank AG	8,181	448,456
FinecoBank Banca Fineco SpA	18,146	291,129
Grupo Financiero Inbursa SAB de CV (c)	42,920	102,750
Hang Seng Bank Ltd.	8,929	106,083
Hope Bancorp, Inc.	4,350	59,247
M&T Bank Corp. (a)	4,208	925,718
Malayan Banking Bhd	716,368	1,643,859
NU Holdings Ltd. - Class A (c)	35,257	441,770
Prosperity Bancshares, Inc.	825	69,077
RHB Bank Bhd	105,094	159,828
S&T Bancorp, Inc.	1,258	53,830
Sandy Spring Bancorp, Inc.	1,210	45,593

SpareBank 1 Sor-Norge ASA	3,329	43,484
Stock Yards Bancorp, Inc.	639	48,641
Thanachart Capital PCL - NVDR	35,811	51,162
Triumph Financial, Inc. (c)	665	71,215
Valiant Holding AG	642	76,515
Valley National Bancorp	4,146	44,114
Walker & Dunlop, Inc.	613	67,540
Webster Financial Corp.	853	52,698
Westamerica BanCorp	1,031	59,004
Western Alliance Bancorp (a)	741	69,365
		8,409,441

Beverages - 2.3%
Ambev SA - ADR	352,539	747,383
Anheuser-Busch InBev SA/NV - ADR (a)	13,755	740,019
Britvic PLC	11,898	195,087
Celsius Holdings, Inc. (a)(c)	485	13,798
Constellation Brands, Inc. - Class A	4,178	1,006,689
Fraser & Neave Holdings Bhd	24,262	150,757
Keurig Dr Pepper, Inc.	44,383	1,449,105
Monster Beverage Corp. (c)	11,672	643,477
		4,946,315

Biotechnology - 0.5%
HLB, Inc. (c)	843	43,387
Illumina, Inc. (c)	459	66,165
Innoviva, Inc. (a)(c)	2,621	49,773
Omniab, Inc. - $12.50 Earnout (c)	119	0
Omniab, Inc. - $15.00 Earnout (c)	119	0
Vertex Pharmaceuticals, Inc. (c)	1,817	850,592
		1,009,917

Building Materials - 1.3%
American Woodmark Corp. (c)	677	61,458
Belimo Holding AG	66	44,162
Investment AB Latour - Class B	23,871	605,583
Lennox International, Inc. (a)	2,323	1,549,743
Masco Corp.	679	54,700
Modine Manufacturing Co. (a)(c)	716	97,226
Simpson Manufacturing Co., Inc.	443	83,461
SPX Technologies, Inc. (a)(c)	866	152,797
The AZEK Co., Inc. (c)	1,496	79,468
Trex Co., Inc. (c)	582	43,667
		2,772,265

Chemicals - 1.8%
Aica Kogyo Co. Ltd.	2,209	48,112
Axalta Coating Systems Ltd. (c)	6,949	281,156
DIC Corp.	4,761	103,377
EMS-Chemie Holding AG	1,304	927,305
HB Fuller Co.	3,037	233,515
Kaneka Corp.	2,871	66,105
KCC Corp.	426	73,746
MEC Co. Ltd.	1,993	44,455
Mitsui Chemicals, Inc.	4,477	103,410
Nitto Denko Corp.	23,336	371,051
Quaker Chemical Corp.	918	144,769
Rogers Corp. (c)	609	63,080
RPM International, Inc.	7,933	1,100,942
Sensient Technologies Corp.	2,206	171,274

Teijin Ltd.	5,939	52,041
Toray Industries, Inc.	21,210	134,772
		3,919,110

Commercial Services - 5.3%
ADT, Inc.	6,378	48,600
API Group Corp. (c)	2,548	96,264
Automatic Data Processing, Inc.	6,026	1,849,560
Boyd Group Services, Inc.	275	42,436
CCR SA	14,822	27,084
Corpay, Inc. (c)	983	374,700
Dai Nippon Printing Co. Ltd.	2,836	43,149
Deluxe Corp.	2,832	65,617
Euronet Worldwide, Inc. (c)	639	67,178
EVERTEC, Inc.	1,384	49,824
Experian PLC	8,477	404,159
Graham Holdings Co. - Class B (a)	86	80,076
Huron Consulting Group, Inc. (c)	423	51,949
Insperity, Inc.	737	58,113
ISS AS	2,412	43,724
Jasa Marga Persero Tbk PT	150,073	42,147
Jiangsu Expressway Co. Ltd. - Class H	43,962	44,575
Korn Ferry (a)	1,253	98,160
MarketAxess Holdings, Inc.	444	114,858
Matthews International Corp. - Class A	1,364	41,138
Moody’s Corp.	3,747	1,873,425
Promotora y Operadora de Infraestructura SAB de CV	4,790	45,810
Quanta Services, Inc.	3,141	1,082,137
Recruit Holdings Co. Ltd.	5,945	411,085
Robert Half, Inc. (a)	1,657	123,629
S&P Global, Inc.	4,957	2,590,082
Shenzhen International Holdings Ltd.	53,617	44,098
Sichuan Expressway Co. Ltd. - Class H	108,796	45,020
The Bidvest Group Ltd.	2,853	43,606
TOPPAN Holdings, Inc.	1,651	44,049
TriNet Group, Inc.	607	56,712
Verisk Analytics, Inc.	2,695	792,896
WEX, Inc. (c)	483	91,123
WillScot Holdings Corp. (a)(c)	2,580	98,659
Wolters Kluwer NV	2,311	385,537
		11,371,179

Computers - 5.8%
Amdocs Ltd.	1,222	105,972
Asseco Poland SA	2,535	56,602
Bytes Technology Group PLC	9,743	56,173
Capgemini SE	648	103,963
Cognizant Technology Solutions Corp. - Class A	10,379	835,406
CyberArk Software Ltd. (c)	1,459	472,001
Elm Co.	261	75,266
ExlService Holdings, Inc. (c)	1,388	64,348
Genpact Ltd. (a)	2,429	112,123
HP, Inc.	54,590	1,934,124
Insight Enterprises, Inc. (c)	345	53,975
International Business Machines Corp.	10,797	2,455,346
Lenovo Group Ltd.	435,684	510,063
Logitech International SA	6,419	520,952
NetApp, Inc.	17,017	2,086,965
NetScout Systems, Inc. (c)	2,660	58,201
Otsuka Corp.	2,220	55,165
Pure Storage, Inc. - Class A (c)	18,282	968,763

Quanta Computer, Inc.	59,708	534,896
Varonis Systems, Inc. (c)	1,718	85,831
Western Digital Corp. (c)	17,242	1,258,493
Wiwynn Corp.	739	44,022
		12,448,650

Cosmetics & Personal Care - 0.1%
Amorepacific Corp.	398	29,728
LG H&H Co. Ltd.	191	42,511
Prestige Consumer Healthcare, Inc. (c)	758	64,256
Unicharm Corp.	3,817	98,891
		235,386

Distribution & Wholesale - 1.2%
Bunzl PLC	3,981	180,037
Core & Main, Inc. - Class A (a)(c)	2,135	103,654
D’ieteren Group	1,574	335,484
H&E Equipment Services, Inc.	1,171	69,955
Nagase & Co., Ltd.	3,622	73,677
OPENLANE, Inc. (c)	3,689	74,518
Pool Corp. (a)	1,145	431,768
Resideo Technologies, Inc. (c)	2,360	64,145
ScanSource, Inc. (c)	1,449	73,044
SiteOne Landscape Supply, Inc. (c)	423	64,825
Travis Perkins PLC	4,321	41,768
W.W. Grainger, Inc.	743	895,568
WESCO International, Inc.	573	121,230
		2,529,673

Diversified Financial Services - 7.3%
Affiliated Managers Group, Inc.	571	107,085
Anima Holding SpA, (Acquired 11/30/2022 - 11/27/2024, cost $62,339.23)	13,904	91,637
Artisan Partners Asset Management, Inc. - Class A (a)	2,503	122,121
Banca IFIS SpA	2,112	44,525
Brightsphere Investment Group, Inc.	1,881	58,650
Capitec Bank Holdings Ltd.	2,559	461,995
Cboe Global Markets, Inc.	1,817	392,199
Columbia Financial, Inc. (c)	2,785	50,771
Coronation Fund Managers Ltd.	24,323	54,305
CTBC Financial Holding Co. Ltd.	38,011	43,765
Deutsche Boerse AG	4,028	942,344
First National Financial Corp.	3,577	112,510
Fubon Financial Holding Co. Ltd.	16,138	43,720
GF Securities Co. Ltd. - Class H	71,125	98,166
Guotai Junan Securities Co. Ltd. - Class H, (Acquired 5/31/2024 - 11/27/2024, cost $200,989.53)	184,233	273,217
Helia Group Ltd.	26,226	76,369
Houlihan Lokey, Inc. - Class A (a)	4,536	857,712
iFAST Corp. Ltd.	8,094	44,918
IGM Financial, Inc.	6,141	207,500
Japan Exchange Group, Inc.	5,707	68,533
London Stock Exchange Group PLC	7,553	1,081,949
Man Group PLC	16,424	43,839
Mastercard, Inc. - Class A	6,279	3,346,330
Mega Financial Holding Co. Ltd.	58,041	71,026
Mr Cooper Group, Inc. (c)	529	52,196
Nasdaq, Inc.	19,254	1,597,889
Nordnet AB	2,097	45,401
OneMain Holdings, Inc.	2,132	122,270
Pagseguro Digital Ltd. - Class A (c)	5,688	41,750

Qifu Technology, Inc. - ADR	1,205	45,923
Samsung Card Co. Ltd.	1,410	43,158
Samsung Securities Co. Ltd.	1,288	43,947
Singapore Exchange Ltd.	4,545	43,123
Taiwan Cooperative Financial Holding Co. Ltd.	56,817	43,553
TMX Group Ltd.	4,761	150,533
Tradeweb Markets, Inc. - Class A	5,424	734,952
Virtus Investment Partners, Inc.	320	79,030
Visa, Inc. - Class A	11,609	3,657,764
VZ Holding AG	264	43,690
Western Union Co.	11,882	130,821
Yuanta Financial Holding Co. Ltd.	42,618	43,624
		15,614,810

Electric - 2.2%
Auren Energia SA	44,466	72,762
China Yangtze Power Co. Ltd. - Class A	307,200	1,160,327
Hydro One Ltd., (Acquired 11/30/2022 - 11/27/2024, cost $2,186,965.96)	77,975	2,550,066
Meridian Energy Ltd.	25,519	93,745
Sichuan Chuantou Energy Co., Ltd. - Class A	342,500	780,362
		4,657,262

Electrical Components & Equipment - 0.2%
Belden, Inc. (a)	1,039	127,173
EnerSys	1,650	159,489
Furukawa Electric Co. Ltd.	1,470	60,245
Ningbo Sanxing Medical Electric Co. Ltd. - Class A	9,700	41,506
Novanta, Inc. (c)	449	74,974
SWCC Corp.	938	47,030
		510,417

Electronics - 1.4%
Allegion PLC	8,561	1,205,731
Avnet, Inc.	1,750	95,743
E Ink Holdings, Inc.	4,990	43,167
Hexing Electrical Co. Ltd. - Class A	8,500	44,010
Hirose Electric Co. Ltd.	384	45,998
NEXTracker, Inc. - Class A (c)	887	33,848
NIDEC CORP.	20,295	372,292
Oxford Instruments PLC	1,628	42,627
Spectris PLC	2,153	69,235
TDK Corp.	51,158	657,081
Venture Corp. Ltd.	9,510	91,294
WPG Holdings Ltd.	19,015	41,211
WUS Printed Circuit Kunshan Co. Ltd. - Class A	24,200	124,864
Yageo Corp.	8,278	130,988
Yokogawa Electric Corp.	1,887	41,878
		3,039,967

Energy - Alternate Sources - 0.7%
China Three Gorges Renewables Group Co. Ltd. - Class A	888,100	559,893
Encavis AG (c)	3,078	55,657
Hengtong Optic-electric Co. Ltd. - Class A	22,400	54,691
Landis+Gyr Group AG	1,103	80,127
Neoen SA, (Acquired 11/29/2024, cost $160,383.19)	3,827	159,824
Scatec ASA, (Acquired 11/30/2023 - 11/27/2024, cost $52,453.15) (c)	7,819	57,008
Vestas Wind Systems AS (c)	31,642	491,592
		1,458,792

Engineering & Construction - 1.5%
Aena SME SA, (Acquired 5/31/2024 - 11/29/2024, cost $1,277,079.41) (c)	6,185	1,337,876
Comfort Systems USA, Inc.	1,363	672,327
CTCI Corp.	20,617	25,927
Dayamitra Telekomunikasi PT	1,366,537	53,471
Dycom Industries, Inc. (a)(c)	580	105,073
Frontdoor, Inc. (c)	1,231	72,137
INFRONEER Holdings, Inc.	5,498	44,442
Kajima Corp.	2,951	53,701
Nishimatsu Construction Co. Ltd.	1,617	54,480
Obayashi Corp.	3,182	45,235
SATS Ltd. (c)	15,142	42,467
Shimizu Corp.	5,776	45,690
SPIE SA	2,350	73,966
Taisei Corp.	985	42,703
TopBuild Corp. (c)	1,466	572,678
		3,242,173

Entertainment - 0.7%
Aristocrat Leisure Ltd.	15,950	703,964
Betsson AB - Class B (c)	3,789	48,471
Flutter Entertainment PLC (c)	947	260,117
IMAX Corp. (c)	2,891	76,091
International Game Technology PLC	5,074	97,573
Light & Wonder, Inc. (a)(c)	783	74,416
OPAP SA	4,015	65,772
The Lottery Corp. Ltd.	60,850	205,339
		1,531,743

Environmental Control - 0.6%
Fluidra SA	1,900	49,608
Sweco AB	2,916	43,718
Veralto Corp.	10,021	1,084,172
		1,177,498

Food - 1.2%
Aeon Co. Ltd.	3,024	72,366
Aryzta AG (c)	36,803	63,998
Axfood AB	3,688	78,936
Bid Corp. Ltd.	4,948	120,856
Dino Polska SA, (Acquired 11/29/2024, cost $43,361.02) (c)	456	43,296
J & J Snack Foods Corp.	301	52,311
Kesko Oyj - Class B	5,451	108,324
Kobe Bussan Co. Ltd.	2,088	52,455
Lamb Weston Holdings, Inc.	1,881	145,288
Lien Hwa Industrial Holdings Corp.	38,539	69,525
Maple Leaf Foods, Inc.	5,729	93,086
Orion Corp.	508	37,361
Ridley Corp. Ltd.	23,640	42,967
Seven & i Holdings Co. Ltd.	56,805	984,920
The J.M. Smucker Co.	2,374	279,633
The North West Co., Inc.	3,810	140,275
Tingyi Cayman Islands Holding Corp.	44,369	55,593
United Natural Foods, Inc. (c)	1,796	44,595
		2,485,785

Food Service - 0.3%
Compass Group PLC	15,507	530,401

Forest Products & Paper - 0.0%(b)
Cascades, Inc.	7,962	68,921

Hand & Machine Tools - 1.0%
Konecranes Oyj	872	58,991
MSA Safety, Inc.	772	134,181
Snap-on, Inc. (a)	5,357	1,980,429
		2,173,601

Healthcare - Products - 3.9%
Asahi Intecc Co. Ltd.	2,541	43,829
AtriCure, Inc. (c)	1,175	42,488
Avantor, Inc. (c)	7,008	147,588
CONMED Corp. (a)	1,005	74,410
ConvaTec Group PLC, (Acquired 11/30/2023 - 11/27/2024, cost $58,928.45)	20,339	60,907
Danaher Corp.	9,060	2,171,591
Demant A/S (c)	1,062	40,489
EBOS Group Ltd.	4,521	101,627
Enovis Corp. (c)	1,459	71,214
Envista Holdings Corp. (a)(c)	4,039	90,029
Glaukos Corp. (c)	651	93,516
Haemonetics Corp. (a)(c)	862	75,399
ICU Medical, Inc. (c)	631	103,459
IDEXX Laboratories, Inc. (c)	2,151	907,184
Inspire Medical Systems, Inc. (a)(c)	230	44,335
Integer Holdings Corp. (a)(c)	794	111,557
Integra LifeSciences Holdings Corp. (c)	2,597	63,834
Intuitive Surgical, Inc. (c)	3,088	1,673,696
Lantheus Holdings, Inc. (a)(c)	611	54,544
Merit Medical Systems, Inc. (a)(c)	903	93,822
Nipro Corp.	5,187	47,696
Patterson Cos, Inc. (a)	2,016	43,324
Repligen Corp. (a)(c)	311	46,818
ResMed, Inc. (a)	1,726	429,809
Sonova Holding AG	792	270,413
Straumann Holding AG	3,169	412,402
Teleflex, Inc.	727	140,202
TransMedics Group, Inc. (c)	551	47,777
Varex Imaging Corp. (c)	2,691	44,886
Waters Corp. (a)(c)	1,117	429,732
West Pharmaceutical Services, Inc.	689	224,394
		8,202,971

Healthcare - Services - 2.1%
Bangkok Dusit Medical Services PCL	777,958	572,737
Centene Corp. (c)	10,409	624,540
Chemed Corp.	198	113,333
CorVel Corp. (c)	146	53,348
Dr Sulaiman Al Habib Medical Services Group Co.	9,193	656,276
ICON PLC (c)	3,583	753,326
IHH Healthcare Bhd	335,380	547,775
Labcorp Holdings, Inc.	1,179	284,328
Medpace Holdings, Inc. (c)	1,223	416,591
Molina Healthcare, Inc. (c)	426	126,905
Ramsay Health Care Ltd.	4,462	115,079
Select Medical Holdings Corp.	1,866	39,391
Sonic Healthcare Ltd.	7,000	130,283
Teladoc Health, Inc. (c)	6,439	77,139
		4,511,051

Home Builders - 0.2%
Century Communities, Inc.	864	78,071
Installed Building Products, Inc. (a)	436	99,731
LCI Industries (a)	651	78,647
Tri Pointe Homes, Inc. (c)	3,231	140,645
		397,094

Home Furnishings - 1.0%
Dolby Laboratories, Inc. - Class A	1,667	130,559
Lite-On Technology Corp.	14,044	44,964
Rational AG	375	350,527
Sonos, Inc. (c)	3,345	45,526
Sony Group Corp.	72,054	1,442,663
Tempur Sealy International, Inc.	1,591	89,064
		2,103,303

Household Products & Wares - 1.5%
Avery Dennison Corp.	7,657	1,576,959
Henkel AG & Co. KGaA	20,287	1,539,540
Spectrum Brands Holdings, Inc.	764	70,250
		3,186,749

Housewares - 0.0%(b)
Newell Brands, Inc.	6,033	57,856

Insurance - 6.7%
Ageas SA/NV	8,789	443,353
AIA Group Ltd.	36,915	275,859
Aon PLC - Class A	2,884	1,129,201
Arthur J Gallagher & Co.	4,553	1,421,629
Assured Guaranty Ltd.	784	73,131
Baloise Holding AG	229	43,513
Bangkok Life Assurance PCL - NVDR	73,486	44,138
BB Seguridade Participacoes SA	85,958	482,003
Brighthouse Financial, Inc. (c)	979	51,172
Brown & Brown, Inc.	6,354	718,637
China Life Insurance Co. Ltd. - Class H	254,948	482,273
CNO Financial Group, Inc.	2,404	95,920
Dai-ichi Life Holdings, Inc.	6,188	166,911
DB Insurance Co. Ltd.	620	48,532
Definity Financial Corp. (c)	1,599	66,842
Direct Line Insurance Group PLC	21,990	65,628
Employers Holdings, Inc.	1,344	71,716
Essent Group Ltd.	2,316	133,818
Gjensidige Forsikring ASA	8,093	143,781
Helvetia Holding AG	431	75,535
Hiscox Ltd.	3,228	43,081
Horace Mann Educators Corp.	1,954	81,814
Hyundai Marine & Fire Insurance Co. Ltd.	1,260	24,025
Insurance Australia Group Ltd.	52,474	291,591
Intact Financial Corp.	8,887	1,692,602
Lincoln National Corp.	3,807	135,301
MGIC Investment Corp. (a)	2,349	61,685
nib holdings Ltd.	12,249	45,324
OUTsurance Group Ltd.	11,980	42,876
Protector Forsikring ASA	1,869	48,861
Reinsurance Group of America, Inc.	4,264	973,898
RenaissanceRe Holdings Ltd.	1,279	365,986
Ryan Specialty Holdings, Inc.	968	72,987
Safety Insurance Group, Inc.	813	69,788

Sampo Oyj - Class A	9,373	401,337
Selective Insurance Group, Inc.	749	76,465
Storebrand ASA	3,861	42,330
Suncorp Group Ltd.	36,686	470,811
Talanx AG	9,026	764,568
The Progressive Corp.	6,020	1,618,658
Trupanion, Inc. (c)	856	45,633
Tryg A/S	8,425	194,010
Unipol Gruppo SpA	4,721	56,944
Willis Towers Watson PLC	1,651	531,622
		14,185,789

Internet - 4.6%
Auto Trader Group PLC, (Acquired 12/8/2020 - 11/29/2024, cost $481,108.32)	46,762	498,676
Booking Holdings, Inc.	439	2,283,669
CAR Group Ltd.	3,010	81,376
CDW Corp.	4,117	724,304
Delivery Hero SE, (Acquired 11/29/2024, cost $137,632.42) (c)	3,362	137,564
Gen Digital, Inc.	21,010	648,158
Grab Holdings Ltd. - Class A (c)	48,304	241,520
IRESS Ltd. (c)	13,782	83,408
Kuaishou Technology - Class B, (Acquired 5/31/2024 - 11/29/2024, cost $302,180.15) (c)	47,724	295,609
LY Corp.	92,480	253,637
Magnite, Inc. (a)(c)	4,012	67,361
MercadoLibre, Inc. (c)	537	1,066,036
MONY Group PLC	25,838	64,369
NAVER Corp.	5,793	857,499
Okta, Inc. - Class A (c)	4,717	365,851
Pinterest, Inc. - Class A (c)	19,124	579,840
Q2 Holdings, Inc. (c)	890	93,219
Rightmove PLC	7,173	58,806
SEEK Ltd.	6,311	107,387
Shutterstock, Inc.	1,614	51,132
Trend Micro, Inc.	994	54,464
VeriSign, Inc. (c)	4,946	925,792
Wix.com Ltd. (c)	298	66,675
ZOZO, Inc.	4,784	150,128
		9,756,480

Investment Companies - 0.5%
Groupe Bruxelles Lambert NV	14,172	979,686
Sofina SA	187	43,373
Wendel SE	446	44,257
		1,067,316

Leisure Time - 0.3%
Amadeus IT Group SA	7,408	519,692
BRP, Inc. - SVS	1,156	56,465
YETI Holdings, Inc. (a)(c)	1,295	52,279
		628,436

Lodging - 0.2%
H World Group Ltd.	44,483	140,340
Scandic Hotels Group AB, (Acquired 5/31/2024 - 11/27/2024, cost $43,922.64)	7,425	46,003
Whitbread PLC	5,206	188,587
		374,930

Machinery - Construction & Mining - 0.4%
Doosan Bobcat, Inc.	1,650	45,891
LS Electric Co. Ltd.	455	46,966

Vertiv Holdings Co. - Class A	5,300	676,280
		769,137

Machinery - Diversified - 4.0%
ATS Corp. (c)	1,516	49,655
Beijer Ref AB - Class A	2,818	44,391
CNH Industrial NV - Class A	57,068	716,774
Cognex Corp.	2,161	86,397
CSW Industrials, Inc.	242	102,218
Duerr AG	2,151	49,663
FANUC Corp.	14,899	385,607
Graco, Inc.	20,961	1,909,128
Husqvarna AB - Class B	7,762	44,885
Kone Oyj - Class B	7,585	393,033
Nordson Corp.	6,015	1,569,855
SMC Corp.	1,115	471,732
Tennant Co.	510	45,069
The Toro Co. (a)	2,090	181,997
Watts Water Technologies, Inc. - Class A	537	115,879
WEG SA	43,229	389,308
Xylem, Inc.	16,194	2,052,590
		8,608,181

Media - 0.4%
China South Publishing & Media Group Co. Ltd. - Class A	25,700	45,089
Cogeco Communications, Inc.	2,473	123,637
FactSet Research Systems, Inc. (a)	93	45,632
Informa PLC	7,615	82,911
Liberty Global Ltd. - Class A (c)	5,780	81,671
Pearson PLC	7,149	112,040
Schibsted ASA - Class A	2,791	95,535
Scholastic Corp.	2,045	53,947
Vivendi SE	23,498	215,674
		856,136

Metal Fabricate & Hardware - 0.1%
Catcher Technology Co. Ltd.	8,012	48,467
Helios Technologies, Inc.	1,448	75,759
Mueller Industries, Inc. (a)	953	76,974
Reliance Worldwide Corp. Ltd.	15,220	54,136
		255,336

Mining - 0.0%(b)
Ton Yi Industrial Corp.	103,399	49,817

Miscellaneous Manufacturers - 0.6%
China Railway Signal & Communication Corp. Ltd. - Class H, (Acquired 5/31/2024 - 11/27/2024, cost $42,352.57)	101,465	40,291
Enpro, Inc. (a)	326	61,647
Fabrinet (a)(c)	308	72,251
Federal Signal Corp.	983	95,754
Hillenbrand, Inc.	1,553	52,849
Indutrade AB	19,233	490,387
Knorr-Bremse AG	5,943	452,885
		1,266,064

Office Furnishings - 0.0%(b)
Steelcase, Inc. - Class A	4,456	60,022

Packaging & Containers - 0.7%
Amcor PLC	57,423	610,981
AptarGroup, Inc.	2,754	476,332
Huhtamaki Oyj	1,806	65,160
Sealed Air Corp.	3,937	144,094
SIG Group AG	4,787	94,653
Silgan Holdings, Inc. (a)	2,242	128,982
TriMas Corp.	2,227	58,838
		1,579,040

Pharmaceuticals - 4.6%
Amplifon SpA	2,199	55,812
AstraZeneca PLC	10,190	1,374,468
Celltrion, Inc.	1,411	189,138
COSMO Pharmaceuticals NV	613	43,974
Elanco Animal Health, Inc. (c)	4,163	54,993
Eli Lilly & Co.	4,440	3,531,354
Fagron	2,237	44,136
Hikma Pharmaceuticals PLC	3,005	73,487
Kalbe Farma Tbk PT	775,303	73,396
Merck & Co., Inc.	26,820	2,725,985
Merck KGaA	2,222	332,318
Neurocrine Biosciences, Inc. (c)	343	43,475
Organon & Co.	2,299	36,485
Otsuka Holdings Co. Ltd.	3,911	226,168
Recordati Industria Chimica e Farmaceutica SpA	3,375	183,759
Sandoz Group AG	6,749	307,497
Sinopharm Group Co. Ltd. - Class H	16,261	42,421
Supernus Pharmaceuticals, Inc. (a)(c)	1,310	47,907
UCB SA	2,243	439,105
		9,825,878

Private Equity - 0.7%
3i Group PLC	22,550	1,063,082
EQT AB	8,676	262,612
Eurazeo SE	593	43,561
Onex Corp.	543	44,168
		1,413,423

Real Estate - 0.8%
Farglory Land Development Co. Ltd.	24,500	49,403
Huang Hsiang Construction Corp.	18,872	44,097
Land & Houses PCL - NVDR	1,366,304	215,119
Marcus & Millichap, Inc.	3,925	163,319
McGrath RentCorp	716	87,245
PEXA Group Ltd. (c)	7,236	61,469
REA Group Ltd.	4,411	722,782
SAMTY HOLDINGS Co. Ltd.	2,750	60,059
Tokyu Fudosan Holdings Corp.	26,114	170,714
Zhuhai Huafa Properties Co. Ltd. - Class A	51,100	47,475
		1,621,682

Retail - 1.2%
B&M European Value Retail SA	16,087	70,932
Bapcor Ltd.	14,896	43,765
Bermaz Auto Bhd	65,639	29,977
China Tourism Group Duty Free Corp. Ltd. - Class H,(Acquired 11/29/2024, cost $47,965.48)	7,215	47,890
Clas Ohlson AB - Class B	2,498	45,069
El Puerto de Liverpool SAB de CV	6,470	32,741
Europris ASA, (Acquired 5/31/2023 - 11/27/2024, cost $76,809.00)	12,345	73,982
Ferguson Enterprises, Inc.	2,544	549,326

Freshpet, Inc. (c)	574	87,851
GameStop Corp. - Class A (c)	4,037	117,275
GMS, Inc. (c)	664	66,632
Jarir Marketing Co.	21,733	73,467
KOMEDA Holdings Co. Ltd.	2,778	53,235
La Comer SAB de CV	25,934	42,129
MR DIY Group M Bhd, (Acquired 5/31/2023 - 6/5/2024, cost $46,235.20)	128,490	52,321
MSC Industrial Direct Co., Inc. - Class A	1,643	141,101
Pandora AS	2,200	354,100
Papa John’s International, Inc.	1,154	57,504
Pepkor Holdings Ltd., (Acquired 5/31/2022 - 11/27/2024, cost $62,853.71)	63,589	94,097
President Chain Store Corp.	10,391	86,530
Raia Drogasil SA	16,425	65,748
Reece Ltd.	8,911	149,422
RH (a)(c)	240	92,434
Shanghai Pharmaceuticals Holding Co. Ltd. - Class H	29,412	49,136
USS Co. Ltd.	6,309	58,286
Zensho Holdings Co. Ltd.	876	52,618
		2,587,568

Savings & Loans - 0.1%
Brookline Bancorp, Inc.	5,635	70,945
Capitol Federal Financial, Inc.	7,732	51,650
Northwest Bancshares, Inc.	7,467	109,615
		232,210

Semiconductors - 7.7%
Ambarella, Inc. (c)	803	57,455
Amkor Technology, Inc.	2,162	57,163
ASE Technology Holding Co. Ltd.	239,562	1,117,312
ASM International NV	3,371	1,820,815
BE Semiconductor Industries NV	7,076	844,525
Cirrus Logic, Inc. (c)	638	66,639
Disco Corp.	4,477	1,210,282
FormFactor, Inc. (c)	891	35,694
Impinj, Inc. (c)	239	45,938
Lasertec Corp.	4,632	507,042
MaxLinear, Inc. (c)	2,656	40,185
MediaTek, Inc.	30,693	1,185,842
Nova Ltd. (c)	335	61,560
Novatek Microelectronics Corp.	2,108	31,409
NVIDIA Corp.	37,046	5,121,610
NXP Semiconductors NV	16,869	3,869,243
Power Integrations, Inc. (a)	938	61,448
Rambus, Inc. (c)	1,330	76,887
Silicon Laboratories, Inc. (a)(c)	576	63,734
Synaptics, Inc. (c)	609	48,866
Will Semiconductor Co. Ltd. Shanghai - Class A	4,819	65,719
		16,389,368

Software - 10.5%
ACI Worldwide, Inc. (c)	1,141	64,832
Adeia, Inc. (a)	4,331	52,492
Adobe, Inc. (c)	4,064	2,096,739
Altair Engineering, Inc. - Class A (c)	777	82,059
ANSYS, Inc. (c)	3,825	1,342,957
Atlassian Corp. - Class A (c)	1,531	403,541
Autodesk, Inc. (c)	5,367	1,566,627
Box, Inc. - Class A (a)(c)	2,011	70,566
Broadridge Financial Solutions, Inc.	1,832	432,389

Cadence Design Systems, Inc. (c)	5,225	1,603,082
Capcom Co. Ltd.	2,402	56,074
Clear Secure, Inc. - Class A	1,714	44,358
CommVault Systems, Inc. (c)	462	79,274
CSG Systems International, Inc.	1,784	97,781
Datadog, Inc. - Class A (c)	3,822	583,810
DocuSign, Inc. (a)(c)	4,665	371,754
Dynatrace, Inc. (a)(c)	9,093	510,936
E2open Parent Holdings, Inc. - Class A (c)	14,203	43,177
Electronic Arts, Inc.	6,673	1,092,170
Fidelity National Information Services, Inc.	10,127	863,833
Guidewire Software, Inc. (c)	2,724	552,672
HubSpot, Inc. (a)(c)	553	398,741
Manhattan Associates, Inc. (c)	1,958	558,891
Matterport, Inc. (c)	8,958	42,640
Monday.com Ltd. (c)	856	244,268
MongoDB, Inc. (a)(c)	664	214,133
MSCI, Inc.	1,423	867,503
Nemetschek SE	1,345	139,502
Nutanix, Inc. - Class A (c)	2,825	184,416
Open Text Corp.	4,578	139,418
Paychex, Inc. (a)	9,015	1,318,624
Pro Medicus Ltd.	1,109	181,980
Procore Technologies, Inc. (a)(c)	721	58,545
Progress Software Corp. (a)	819	56,028
PROS Holdings, Inc. (c)	1,780	41,243
PTC, Inc. (c)	5,365	1,073,322
ServiceNow, Inc. (c)	1,847	1,938,316
Sprout Social, Inc. - Class A (c)	1,437	46,013
SS&C Technologies Holdings, Inc.	18,050	1,395,987
SUSE SA (c)	2,113	24,304
Take-Two Interactive Software, Inc. (c)	1,986	374,123
The Descartes Systems Group, Inc. (c)	1,240	146,216
Twilio, Inc. - Class A (c)	1,653	172,805
Veeva Systems, Inc. - Class A (c)	2,570	585,574
Verint Systems, Inc. (c)	1,750	44,100
WiseTech Global Ltd.	1,471	122,756
Xero Ltd. (c)	423	47,907
		22,428,478

Storage - Warehousing - 0.0%(b)
Mitsui-Soko Holdings Co. Ltd.	1,786	90,260

Telecommunications - 4.7%
America Movil SAB de CV (c)	759,560	565,761
AT&T, Inc.	111,101	2,573,099
BT Group PLC	170,426	345,076
Chunghwa Telecom Co. Ltd.	200,342	758,614
CITIC Telecom International Holdings Ltd.	150,847	44,198
Elisa Oyj	4,572	207,065
Extreme Networks, Inc. (c)	4,435	73,621
Freenet AG	2,557	79,023
Juniper Networks, Inc.	32,831	1,179,289
NEXTDC Ltd. (c)	8,039	85,206
Orange SA	45,880	488,704
PCCW Ltd.	210,552	114,725
Proximus SADP	8,842	57,248
Shenzhen Transsion Holdings Co. Ltd. - Class A	5,408	70,820
Singapore Telecommunications Ltd.	80,524	186,197
SoftBank Corp.	651,241	837,331
Spark New Zealand Ltd.	39,366	68,231

Taiwan Mobile Co. Ltd.	32,447	112,875
Tele2 AB - Class B	7,917	82,985
Telecom Italia SpA (c)	234,430	56,281
Telefonica SA	183,552	830,917
TIM SA/Brazil	22,307	57,910
TIME dotCom Bhd	76,654	82,776
TPG Telecom Ltd.	14,406	42,231
Vodacom Group Ltd.	115,829	649,688
Vodafone Group PLC	347,503	313,073
		9,962,944

Transportation - 0.6%
Central Japan Railway Co.	19,233	395,327
Forward Air Corp. - Class A (c)	1,239	45,459
JD Logistics, Inc., (Acquired 11/29/2024, cost $163,635.46) (c)	91,462	163,376
Kuehne + Nagel International AG	2,592	619,609
Mitsubishi Logistics Corp.	6,283	45,935
Seibu Holdings, Inc.	1,999	41,342
Tokyu Corp.	3,717	43,312
		1,354,360

Water - 0.2%
American States Water Co. (a)	3,209	273,760
SJW Group	1,970	109,768
		383,528
TOTAL COMMON STOCKS (Cost $193,715,937)		212,445,467

SHORT-TERM INVESTMENTS - 8.0%
Investments Purchased with Proceeds from Securities Lending - 7.6%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 5.50% (d)	16,329,372	16,329,372

Money Market Funds - 0.4%	Shares
First American Government Obligations Fund - Class X, 4.56% (d)	778,579	778,579
TOTAL SHORT-TERM INVESTMENTS (Cost $17,107,951)		17,107,951

TOTAL INVESTMENTS - 107.6% (Cost $210,823,888)		229,553,418
Liabilities in Excess of Other Assets - (7.6)%		(16,285,132)
TOTAL NET ASSETS - 100.0%		$213,268,286

Percentages are stated as a percent of net assets.

AB - Aktiebolag

ADR - American Depositary Receipt

AG - Aktiengesellschaft

ASA - Advanced Subscription Agreement

KGaA - Kommanditgesellschaft auf Aktien

NV - Naamloze Vennootschap

NVDR - Non-Voting Depositary Receipt

PCL - Public Company Limited

PLC - Public Limited Company

SA - Sociedad Anónima

SA/NV - Societe Anonime/Naamloze Vennootschap

SAB de CV - Sociedad Anónima Bursátil de Capital Variable

SE - Societas Europeae

SpA - Societa per Azioni

(a)	All or a portion of this security is on loan as of November 30, 2024. The total market value of these securities was $14,053,735 which represented 6.6% of net assets.
(b)	Represents less than 0.05% of net assets.

(c)	Non-income producing security.
(d)	The rate shown represents the 7-day annualized effective yield as of November 30, 2024.

Summary of Fair Value Disclosure as of November 30, 2024 (Unaudited)

Adasina Social Justice All Cap Global ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of November 30, 2024:

Adasina Social Justice All Cap Global ETF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$212,421,163	$24,304	$—	$212,445,467
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	16,329,372
Money Market Funds	778,579	—	—	778,579
Total Investments	$213,199,742	$24,304	$—	$229,553,418

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $16,329,372 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.